Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Common stocks: 98.32%
Communication services: 5.92%
Diversified telecommunication services: 1.37%
AT&T Incorporated	48,189	$ 845,235
Verizon Communications Incorporated	44,396	1,856,197
		2,701,432
Entertainment: 1.18%
The Walt Disney Company †	13,818	1,548,721
Warner Bros. Discovery Incorporated †	59,392	786,350
		2,335,071
Interactive media & services: 1.89%
Alphabet Incorporated Class A †	8,042	870,305
Alphabet Incorporated Class C †	21,283	2,323,039
Meta Platforms Incorporated Class A †	3,203	521,865
		3,715,209
Media: 0.85%
Comcast Corporation Class A	46,334	1,676,827
Wireless telecommunication services: 0.63%
T-Mobile US Incorporated †	8,559	1,232,154
Consumer discretionary: 5.37%
Auto components: 0.12%
Gentex Corporation	2,473	67,488
LCI Industries	1,528	177,049
		244,537
Automobiles: 2.31%
Ford Motor Company	101,787	1,551,234
General Motors Company	70,584	2,697,015
Tesla Motors Incorporated †	1,098	302,620
		4,550,869
Diversified consumer services: 0.25%
Grand Canyon Education Incorporated †	6,130	498,859
Hotels, restaurants & leisure: 1.36%
Bloomin' Brands Incorporated	59,094	1,194,881
McDonald's Corporation	5,839	1,473,063
		2,667,944
Multiline retail: 0.82%
Dollar General Corporation	6,834	1,622,528
Specialty retail: 0.51%
Best Buy Company Incorporated	1,433	101,299
The Home Depot Incorporated	3,109	896,698
		997,997
See accompanying notes to portfolio of investments

Allspring Large Company Value Portfolio  |  1

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Consumer staples: 8.65%
Beverages: 0.85%
PepsiCo Incorporated	9,723	$ 1,674,981
Food & staples retailing: 2.40%
Costco Wholesale Corporation	5,156	2,691,948
Walmart Incorporated	15,343	2,033,715
		4,725,663
Food products: 4.06%
Archer Daniels Midland Company	19,190	1,686,609
Bunge Limited	939	93,121
Cal-Maine Foods Incorporated	53,919	2,890,598
Mondelez International Incorporated Class A	53,872	3,332,522
		8,002,850
Household products: 1.07%
Colgate-Palmolive Company	18,369	1,436,639
Kimberly-Clark Corporation	5,264	671,265
		2,107,904
Tobacco: 0.27%
Philip Morris International Incorporated	5,605	535,221
Energy: 8.29%
Oil, gas & consumable fuels: 8.29%
Chevron Corporation	32,062	5,067,720
ConocoPhillips	16,497	1,805,597
Exxon Mobil Corporation	69,686	6,661,285
Marathon Petroleum Corporation	4,306	433,830
Phillips 66	18,280	1,635,329
Valero Energy Corporation	6,164	721,928
		16,325,689
Financials: 17.40%
Banks: 7.07%
Bank of America Corporation	120,316	4,043,821
Hancock Whitney Corporation	4,173	201,264
JPMorgan Chase & Company	55,909	6,358,531
PNC Financial Services Group Incorporated	4,329	683,982
Truist Financial Corporation	51,495	2,412,026
US Bancorp	4,910	223,945
		13,923,569
Capital markets: 3.10%
BlackRock Incorporated	4,742	3,160,021
S&P Global Incorporated	8,171	2,877,663
The Carlyle Group Incorporated	2,210	71,891
		6,109,575
Consumer finance: 1.00%
Capital One Financial Corporation	18,678	1,976,506
See accompanying notes to portfolio of investments

2  |  Allspring Large Company Value Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Diversified financial services: 1.90%
Berkshire Hathaway Incorporated Class B †	7,346	$ 2,062,757
Equitable Holdings Incorporated	56,469	1,679,953
		3,742,710
Insurance: 4.33%
Arch Capital Group Limited †	24,795	1,133,627
Chubb Limited	23,922	4,522,454
Old Republic International Corporation	52,617	1,149,155
Progressive Corporation	3,748	459,692
Reinsurance Group of America Incorporated	10,136	1,270,649
		8,535,577
Health care: 16.95%
Biotechnology: 2.09%
Exelixis Incorporated †	89,133	1,581,219
Vertex Pharmaceuticals Incorporated †	8,986	2,531,895
		4,113,114
Health care equipment & supplies: 2.52%
Abbott Laboratories	37,842	3,884,481
Baxter International Incorporated	1,014	58,264
Hologic Incorporated †	6,033	407,589
Intuitive Surgical Incorporated †	1,112	228,783
Masimo Corporation †	2,644	388,377
		4,967,494
Health care providers & services: 4.29%
CVS Health Corporation	15,525	1,523,779
Elevance Health Incorporated	8,223	3,989,060
Humana Incorporated	6,103	2,940,303
		8,453,142
Life sciences tools & services: 3.39%
Agilent Technologies Incorporated	2,697	345,890
QIAGEN NV †	76,193	3,461,448
Syneos Health Incorporated †	13,186	792,610
Thermo Fisher Scientific Incorporated	3,797	2,070,580
		6,670,528
Pharmaceuticals: 4.66%
Johnson & Johnson	5,831	940,774
Pfizer Incorporated	122,635	5,546,781
Viatris Incorporated	282,836	2,701,084
		9,188,639
Industrials: 9.00%
Aerospace & defense: 1.56%
General Dynamics Corporation	8,420	1,927,591
L3Harris Technologies Incorporated	5,028	1,147,339
		3,074,930
Air freight & logistics: 1.17%
FedEx Corporation	8,554	1,803,269
See accompanying notes to portfolio of investments

Allspring Large Company Value Portfolio  |  3

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Air freight & logistics (continued)
Forward Air Corporation	3,567	$ 346,142
United Parcel Service Incorporated Class B	846	164,555
		2,313,966
Commercial services & supplies: 0.45%
Waste Management Incorporated	5,308	897,211
Electrical equipment: 2.97%
Emerson Electric Company	46,512	3,801,891
Encore Wire Corporation	15,750	2,049,075
		5,850,966
Industrial conglomerates: 1.04%
3M Company	5,965	741,748
Honeywell International Incorporated	6,898	1,306,136
		2,047,884
Machinery: 1.46%
Mueller Industries Incorporated	45,473	2,872,529
Professional services: 0.07%
Manpower Incorporated	547	40,106
TriNet Group Incorporated †	1,109	91,382
		131,488
Road & rail: 0.28%
CSX Corporation	17,365	549,602
Information technology: 9.90%
Electronic equipment, instruments & components: 2.08%
Amphenol Corporation Class A	45,679	3,358,777
Arrow Electronics Incorporated †	7,079	741,950
		4,100,727
IT services: 1.51%
Accenture plc Class A	166	47,884
Alliance Data Systems Corporation	14,728	565,997
Cognizant Technology Solutions Corporation Class A	9,397	593,608
PayPal Holdings Incorporated †	18,892	1,765,268
		2,972,757
Semiconductors & semiconductor equipment: 1.74%
Advanced Micro Devices Incorporated †	9,096	771,978
Micron Technology Incorporated	9,392	530,930
Skyworks Solutions Incorporated	21,573	2,126,019
		3,428,927
Software: 3.60%
Autodesk Incorporated †	4,984	1,005,472
Cadence Design Systems Incorporated †	8,475	1,472,701
Fortinet Incorporated †	24,413	1,188,669
Roper Technologies Incorporated	1,112	447,669
See accompanying notes to portfolio of investments

4  |  Allspring Large Company Value Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Software (continued)
Synopsys Incorporated †	2,972	$ 1,028,371
Xperi Holding Corporation	121,965	1,940,463
		7,083,345
Technology hardware, storage & peripherals: 0.97%
Super Micro Computer Incorporated †	29,387	1,912,506
Materials: 4.39%
Chemicals: 3.63%
Air Products & Chemicals Incorporated	8,159	2,059,740
Celanese Corporation Series A	1,151	127,600
Corteva Incorporated	2,698	165,738
Linde plc	17,000	4,808,620
		7,161,698
Metals & mining: 0.76%
Alpha Metallurgical Resource Incorporated	6,518	1,024,304
Freeport-McMoRan Incorporated	15,698	464,661
		1,488,965
Real estate: 4.84%
Equity REITs: 4.84%
American Homes 4 Rent Class A	11,098	394,645
Equinix Incorporated	3,574	2,349,440
Outfront Media Incorporated	95,385	1,688,315
Prologis Incorporated	7,641	951,381
Realty Income Corporation	56,886	3,884,176
Weyerhaeuser Company	7,929	270,855
		9,538,812
Utilities: 7.61%
Electric utilities: 4.38%
Duke Energy Corporation	8,066	862,336
Exelon Corporation	43,014	1,888,745
NextEra Energy Incorporated	69,025	5,871,267
		8,622,348
Gas utilities: 1.64%
Atmos Energy Corporation	11,988	1,359,199
National Fuel Gas Company	26,167	1,864,922
		3,224,121
Independent power & renewable electricity producers: 1.59%
Vistra Energy Corporation	126,935	3,141,641
Total Common stocks (Cost $190,659,301)		193,711,012

See accompanying notes to portfolio of investments

Allspring Large Company Value Portfolio  |  5

Portfolio of investments—August 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.20%
Investment companies: 1.20%
Allspring Government Money Market Fund Select Class ♠∞		2.09%	2,356,132	$ 2,356,132
Total Short-term investments (Cost $2,356,132)				2,356,132
Total investments in securities (Cost $193,015,433)	99.52%			196,067,144
Other assets and liabilities, net	0.48			954,243
Total net assets	100.00%			$197,021,387

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,485,592	$7,573,752	$(9,703,212)	$0	$0	$2,356,132	2,356,132	$16,660
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	14	9-16-2022	$2,852,595	$2,769,550	$0	$(83,045)
See accompanying notes to portfolio of investments

6  |  Allspring Large Company Value Portfolio

Notes to portfolio of investments—August 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Large Company Value Portfolio  |  7

Notes to portfolio of investments—August 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$11,660,693	$0	$0	$11,660,693
Consumer discretionary	10,582,734	0	0	10,582,734
Consumer staples	17,046,619	0	0	17,046,619
Energy	16,325,689	0	0	16,325,689
Financials	34,287,937	0	0	34,287,937
Health care	33,392,917	0	0	33,392,917
Industrials	17,738,576	0	0	17,738,576
Information technology	19,498,262	0	0	19,498,262
Materials	8,650,663	0	0	8,650,663
Real estate	9,538,812	0	0	9,538,812
Utilities	14,988,110	0	0	14,988,110
Short-term investments
Investment companies	2,356,132	0	0	2,356,132
Total assets	$196,067,144	$0	$0	$196,067,144
Liabilities
Futures contracts	$83,045	$0	$0	$83,045
Total liabilities	$83,045	$0	$0	$83,045
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of August 31, 2022, $534,957 was segregated as cash collateral for open futures contracts.
For the three months ended August 31, 2022, the Portfolio did not have any transfers into/out of Level 3.

8  |  Allspring Large Company Value Portfolio